RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Related Parties
RELATED PARTIES

31.	RELATED PARTIES

Policy and practices regarding the realization of transactions with related parties

The Company adopts the corporate governance practices recommended and/or required by the applicable laws.

Under the Company’s by-laws, the Board of Directors is responsible for approving any transactions or agreements between the Company and/or any of its subsidiaries (except for full subsidiaries), its directors and/or shareholders (including direct or indirect shareholders of the Company). The Governance Committee of the Company (previously known as Antitrust Compliance and Related Parties Committee, as update approved by the Board of Directors at meeting attended on October 14, 2022) is required to advise the Board of Directors on all transactions with related parties, among other subjects.

Management is prohibited from interfering in any transaction in which a conflict of interest exists, even in theory, with the Company’s interests. Management also are not permitted to interfere in decisions of any other members of management, and the Minutes of Meeting of the Board are required to document any decision to abstain from the respective deliberations.

The Company’s guidelines on related parties require it to follow reasonable or commutative terms, similar to those prevailing in the market, or under which the Company would contract similar transactions with third parties. These related parties transactions are clearly disclosed in the financial statements as formalized in the written contracts.

Transactions with management members

In addition to short-term benefits (primarily salaries), management members are entitled to participate in the Stock Option Plan and Share-Based Payments Plan (Note 25 - Share-based payments).

Total expenses related to the Company’s management members are as follow:

	2022	2021	2020

Short-term benefits (i)	74.2	68.3	26.0
Share-based payments (ii)	66.0	65.3	42.7
Total key management remuneration	140.2	133.6	68.7

(i)	These mainly correspond to management’s salaries and profit sharing (including performance bonuses).

(ii)	These correspond to the compensation cost of share options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.

Excluding the above mentioned plan (Note 25 - Share-based payments), the Company no longer has any types of transaction with the Management members or pending balances receivable or payable in its balance sheet.

Transactions with the Company's shareholders:

a) Medical, dental and other benefits

Fundação Zerrenner is one of Ambev’s shareholders, and at December 31, 2022 held 10.2% of its total share capital. Fundação Zerrenner is also an independent legal entity whose main goal is to provide Ambev’s employees, both active and retired, with health care and dental assistance, technical and higher education courses, facilities for assisting elderly people, either directly or through financial assistance agreements with other entities. As at December 31, 2022 and December 31, 2021, actuarial obligations related to the benefits provided directly by Fundação Zerrenner were fully funded by plan assets, held for that purpose, which significantly exceeded the liabilities at these dates. Ambev recognizes the assets (prepaid expenses) of this plan to the extent of the economic benefits available to the Company, arising from reimbursements or from reductions in future contributions.

The expenses incurred by Fundação Zerrenner with third parties, for providing these benefits totaled R$308.8 (R$279.4 as at December 31, 2021), of which R$270.7 and R$38.1 were related to active employees and retirees respectively (R$247.2 and R$32.2 as at December 31, 2021 related to active employees and retirees respectively).

b) Licensing agreement

The Company have a licensing agreement with Anheuser-Busch, Inc. to produce, bottle, sell and distribute Budweiser products in Brazil, Canada and Argentina, and sales and distribution agreements for Budweiser products in Guatemala, the Dominican Republic, Paraguay, El Salvador, Nicaragua, Uruguay, Chile, Panama, Costa Rica and Puerto Rico. In addition, the Company produces and distributes Stella Artois products under a license to ABI in Brazil and Canada and, through a license granted to ABI, also distributes Brahma products in the United States and several other countries such as the United Kingdom, Spain, Sweden, Finland and Greece.

The Company and its subsidiaries have licensing agreements with the Group Modelo, subsidiaries of AB Inbev to import, produce, promote and sell Corona products (Corona Extra, Corona Light, Coronita, Pacifico and Modelo) in Latin America and Canada and with Spaten-Franziskaner-Bräu GmbH, a subsidiary of ABI, to produce, promote, advertise and sell Spaten in Brazil.

In this context, the Company recorded R$22.6 (R$17.0 as at December 31, 2021 and R$2.1 as at December 31, 2020) and R$736.7 (R$819.0 as at December 31, 2021 and R$644.0 as at December 31, 2020) as licensing income and expenses, respectively.

Transactions with related parties

	2022
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)
AB Africa	1.6	-	-
AB InBev	142.7	-	(82.0)
AB Package	-	-	(79.3)
AB Services	23.7	-	(5.7)
AB USA	71.1	-	(237.7)
Bavaria	13.9	-	(6.9)
Cervecería Modelo	12.0	-	(345.5)
Cervecerías Peruanas	0.9	-	(46.4)
Inbev	1.0	23.9	(12.2)
Panamá Holding	3.9	-	-
Others	19.9	0.9	(14.7)
	290.7	24.8	(830.4)

	2021
Current	Trade receivables (i)	Other trade receivables (i)	Trade payables (i)	Dividends receivables
AB Africa	5.3	-	-	-
AB InBev	45.4	-	(167.0)	-
AB Package	-	-	(63.1)	-
AB Services	32.7	-	(3.0)	-
AB USA	34.5	11.5	(330.7)	-
Bavaria	3.6	-	(11.0)	-
Cervecería Modelo	6.1	-	(548.4)	-
Cervecerías Peruanas	3.4	-	(16.6)	-
Inbev	0.8	26.4	(26.4)	-
Panama Holding	4.6	-	-	1.5
Others	18.7	1.1	(44.5)	-
	155.1	39.0	(1,210.7)	1.5

(i) The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.

	2022	2021
Non-current	Trade payables	Trade payables
ITW International	(343.6)	(407.9)
	(343.6)	(407.9)

The tables below represent transactions with related parties, recognized in the income statement:

	2022
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.1	5.2	(117.3)	(8.5)	208.7
AB Package	-	-	(356.8)	-	-
AB Procurement	-	-	-	(18.1)	-
AB USA	25.5	-	(1,129.7)	(3.2)	-
Ambev Peru	0.6	-	-	-	-
Bavaria	32.0	-	(56.7)	-	-
Cervecería Modelo	124.4	-	(1,323.6)	-	-
Cervecerías Peruanas	1.7	-	(49.6)	-	-
GCC India	-	-	-	(7.1)	-
Inbev	-	-	(129.8)	-	-
ITW International	-	-	-	-	37.3
Other	84.8	9.6	(87.2)	-	1.9
	269.1	14.8	(3,250.7)	(36.9)	247.9

	2021
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payable	Net finance cost
AB InBev	0.7	-	(180.3)	(10.7)	-
AB Package	-	-	(286.7)	-	-
AB Procurement	-	-	-	(16.1)	-
AB USA	32.1	-	(1,209.9)	(3.9)	0.3
Ambev Peru	3.2	-	-	-	-
Bavaria	30.9	-	(57.0)	-	-
Cervecería Modelo	0.8	-	(1,708.2)	-	-
Cervecerías Peruanas	3.2	-	(32.9)	-	-
GCC India	-	-	-	(8.2)	-
Inbev	-	-	(107.9)	-	-
ITW International	-	-	-	-	42.2
Other	19.5	3.6	(143.0)	-	-
	90.4	3.6	(3,725.9)	(38.9)	42.5

	2020
Company	Sales and other	Service fees / reimbursement of expenses and other receivables	Product purchases and other	Service fees / reimbursement of expenses and other payables	Net finance cost
AB InBev	0.3	-	(80.6)	(9.9)	-
AB Package	-	-	(159.2)	-	-
AB Procurement	0.2	-	(0.6)	(17.3)	-
AB USA	35.2	-	(977.0)	(3.2)	-
Bavaria	26.1	-	(48.0)	-	-
Cervecería Modelo	(0.1)	-	(1,269.6)	-	-
Cervecerías Peruanas	13.3	-	(40.3)	-	-
GCC India	-	-	-	(7.3)	-
Inbev	(0.9)	-	(102.3)	-	-
ITW International	-	-	-	-	10.5
Oriental Brewery	2.0	-	-	-	-
Other	22.1	0.2	(83.9)	-	1.5
	98.2	0.2	(2,761.5)	(37.7)	12.0

List of companies included in the tables above:

AB InBev Procurement GmbH (“AB Procurement”)
Ambrew S.A.R.L. (“Ambrew”)
Anheuser-Busch Inbev Africa (Pty) Ltd. (“AB Africa”)
Anheuser-Busch InBev N.V. (“AB InBev”)
Anheuser-Busch Inbev Services LLC (“AB Services”)
Anheuser-Busch Inbev USA LLC (“AB USA”)
Anheuser-Busch Packaging Group Inc. (“AB Package”)
Bavaria S.A. (“Bavaria”)
Cervecería Modelo de Mexico S. de R.L. de C.V. (“Cervecería Modelo”)
Cervecería Nacional S de RL (“Panamá Holding”)
Compañia Cervecera Ambev Peru S.A.C. (“Ambev Peru”)
GCC Services India Private Ltd. (“GCC India”)
Inbev Belgium N.V. (“Inbev”)
Interbrew International B.V. (“ITW International”)
Oriental Brewery Co. Ltd. (“Oriental Brewery”)
Unión de Cervecerias Peruanas Backus Y Johnston S.A.A. (“Cervecerías Peruanas”)